Long-Term Debt - Term Loan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Dec. 14, 2012	Jan. 22, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 615,000,000	$ 653,781,000
Repayments of long-term debt	425,000,000	125,000,000	0
Term Loan [Member]
Debt Instrument [Line Items]
Principal payments	2,500,000
Long-term Debt	30,000,000	0
9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]
Debt Instrument [Line Items]
Long-term Debt	0	428,781,000
Term Note Due December Twenty Seventeen [Member]
Debt Instrument [Line Items]
Long-term Debt		0		40,000,000	50,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Base rate plus		2.00%
LIBOR plus		3.00%
Revolving loan outstanding				$ 40,000,000		$ 40,000,000